Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Interest and penalties on unrecognized tax benefits	$ 7,600	$ 6,200	$ 3,800
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	23,700	24,100	22,300
Operating Loss Carryforwards [Line Items]
Increases for positions related to prior years	6,805	7,394	2,983
Decreases for positions related to prior years	3,303	4,798	964
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	7,600	6,200	3,800
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	23,700	$ 24,100	$ 22,300
Norway
Operating Loss Carryforwards [Line Items]
Tax losses and disallowed finance costs	$ 11,600